THE ATALANTA/SOSNOFF INVESTMENT TRUST
ATALANTA/SOSNOFF FUND
SUPPLEMENT TO PROSPECTUS
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The Prospectus dated June 5, 1998 of the Atalanta/Sosnoff Fund is hereby amended to reflect the following updated prior performance information of the Adviser as found on page 3 of the Prospectus:

PERIODIC RATES OF RETURN FOR PAST 10 YEARS
     ----------------------------------------------------------------------
                                   Equity Composite                   S&P
                                   (dollar weighted                   500
                                   and net of fees)                  Index
                        ---------------------------------------------------
     Six months ended
     December 31, 1988                  -1.12%                        3.38%
     1989                               34.95%                       31.60%
     1990                               -0.70%                       -3.11%
     1991                               46.63%                       30.33%
     1992                                4.63%                        7.62%
     1993                               18.05%                       10.06%
     1994                               -3.52%                        1.31%
     1995                               34.76%                       37.58%
     1996                               10.55%                       22.96%
     1997                               25.86%                       33.37%
     Six months ended
     June 30, 1998                      20.15%                       17.71%
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ANNUALIZED RETURNS FOR PERIODS ENDED JUNE 30, 1998
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                                                                      S&P
                                        Equity                        500
                                       Composite                     Index
                        ---------------------------------------------------
     1 year                             27.23%                       30.17%
     5 years                            17.63%                       23.08%
     10 years                           17.96%                       18.53%
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The date of this Supplement is July 21, 1998.